UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

Vident International Equity Strategy ETFTM
VIDI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Vident International Equity Strategy ETFTM  for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://videntam.com/etf/vident-international-equity-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Vident International Equity Strategy ETF™	$34	0.61%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$443,442,909
Number of Holdings	239
Net Advisory Fee	$1,215,634
Portfolio Turnover	35%
30-Day SEC Yield	2.52%
30-Day SEC Yield Unsubsidized	2.52%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
LG Electronics, Inc.	0.7%
Zhen Ding Technology Holding Ltd.	0.7%
Samsung Electronics Co. Ltd.	0.7%
Citizen Watch Co. Ltd.	0.7%
Kia Corp.	0.6%
Sasol Ltd.	0.6%
WNC Corp.	0.6%
Hyundai Glovis Co. Ltd.	0.6%
Hoegh Autoliners ASA	0.6%
Hanwha Corporation	0.6%
Sector Breakdown (% of Net Assets)

Top Ten Countries	(% of Net Assets)
South Korea	8.4%
Taiwan	7.7%
Norway	7.0%
Singapore	6.8%
Hong Kong	6.2%
Denmark	6.2%
Canada	5.3%
Japan	4.8%
Switzerland	4.3%
Cash & Other	43.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://videntam.com/etf/vident-international-equity-strategy-etf/.

ALPS Distributors, Inc. is the distributor of the Fund. ALPS is not affiliated with Vident Asset Management.
Vident International Equity Strategy ETFTM	PAGE 1	TSR-SAR-26922A404

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management or your financial intermediary.
Vident International Equity Strategy ETFTM	PAGE 2	TSR-SAR-26922A404

Vident U.S. Bond Strategy ETFTM
VBND (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Vident U.S. Bond Strategy ETFTM  for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://videntam.com/etf/vident-us-bond-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Vident U.S. Bond Strategy ETF™	$21	0.41%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$506,947,634
Number of Holdings	191
Net Advisory Fee	$988,951
Portfolio Turnover	98%
30-Day SEC Yield	3.78%
30-Day SEC Yield Unsubsidized	3.78%
Effective Duration	6.26 years
Average Credit Quality	A+/A
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	41.9%
Federal National Mortgage Association	7.6%
Government National Mortgage Association	6.6%
Tennessee Valley Authority	2.1%
LYB International Finance III LLC	1.9%
Energy Transfer LP	1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.5%
Dominion Energy, Inc.	1.6%
Bank of Nova Scotia	1.5%
Royal Bank of Canada	1.4%
Sector Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://videntam.com/etf/vident-us-bond-strategy-etf/.

ALPS Distributors, Inc. is the distributor of the Fund. ALPS is not affiliated with Vident Asset Management.
Vident U.S. Bond Strategy ETFTM	PAGE 1	TSR-SAR-26922A602

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management or your financial intermediary.
Vident U.S. Bond Strategy ETFTM	PAGE 2	TSR-SAR-26922A602

Vident U.S. Equity Strategy ETFTM
VUSE (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the Vident U.S. Equity Strategy ETFTM  for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://videntam.com/etf/vident-us-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Vident U.S. Equity Strategy ETF™	$25	0.50%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$631,440,011
Number of Holdings	126
Net Advisory Fee	$1,590,453
Portfolio Turnover	29%
30-Day SEC Yield	0.37%
30-Day SEC Yield Unsubsidized	0.37%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top Holdings	(% of Net Assets)
AbbVie, Inc.	2.5%
Alphabet, Inc. - Class A	2.5%
Eli Lilly & Co.	2.5%
Broadcom, Inc.	2.4%
NVIDIA Corp.	2.3%
Visa, Inc. - Class A	2.0%
Mastercard, Inc. - Class A	2.0%
Berkshire Hathaway, Inc. - Class B	2.0%
Meta Platforms, Inc. - Class A	2.0%
Costco Wholesale Corp.	2.0%
Sector Breakdown (% of Net Assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://videntam.com/etf/vident-us-strategy-etf/.

ALPS Distributors, Inc. is the distributor of the Fund. ALPS is not affiliated with Vident Asset Management.
Vident U.S. Equity Strategy ETFTM	PAGE 1	TSR-SAR-26922A503

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management or your financial intermediary.
Vident U.S. Equity Strategy ETFTM	PAGE 2	TSR-SAR-26922A503

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Vident ETFs
Vident International Equity Strategy ETFTM (Ticker: VIDI)
Vident U.S. Bond Strategy ETFTM (Ticker: VBND)
Vident U.S. Equity Strategy ETFTM (Ticker: VUSE)
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

VIDENT INTERNATIONAL EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Australia - 3.4%
AGL Energy, Ltd.	340,002	$2,396,377
Perseus Mining Ltd.	483,336	2,066,701
Qantas Airways Ltd.	242,257	1,717,816
Ramelius Resources Ltd.	616,682	2,017,211
Regis Resources Ltd.	363,217	2,443,518
Whitehaven Coal Ltd.	224,805	1,251,222
Worley Ltd.	175,815	1,420,844
Yancoal Australia Ltd.	372,755	1,556,676
		14,870,365
Austria - 0.5%
voestalpine AG	39,572	2,267,905
Belgium - 0.2%
Ageas SA/NV	6,227	462,452
Proximus SADP	34,230	282,300
		744,752
Brazil - 3.4%
Ambev SA	636,998	2,020,915
Cia de Saneamento de Minas Gerais Copasa MG	216,582	2,303,772
Cogna Educacao SA	2,429,282	1,662,675
Magazine Luiza SA	1,146,605	2,101,668
Telefonica Brasil SA	285,446	2,407,869
TIM SA	449,364	2,455,210
Vibra Energia SA	384,100	2,224,452
		15,176,561
Canada - 5.3%
Air Canada(a)	111,065	1,680,002
Baytex Energy Corp.	626,778	2,408,122
Centerra Gold, Inc.	108,874	2,288,681
Fortuna Mining Corp.(a)	183,257	2,504,609
iA Financial Corp., Inc.	17,336	1,971,869
Magna International, Inc.	39,642	2,499,988
Manulife Financial Corp.	56,858	2,024,851
OceanaGold Corp.	56,607	2,407,722
Parex Resources, Inc.	103,544	1,620,141
Power Corp. of Canada	41,406	2,080,243
Sun Life Financial, Inc.	33,626	2,204,175
		23,690,403
Chile - 1.4%
Banco Santander Chile	5,789,632	496,743
Cencosud SA	599,467	1,870,394
Falabella SA	274,780	2,036,944
Latam Airlines Group SA	64,113,483	1,801,344
		6,205,425
China - 1.1%
China Resources Pharmaceutical Group Ltd.(b)	2,469,500	1,436,463
Country Garden Services Holdings Co. Ltd.	1,938,000	1,565,830

	Shares	Value
People’s Insurance Co. Group of China Ltd. - Class H	2,450,000	$2,007,696
		5,009,989
Denmark - 6.2%
AP Moller - Maersk AS - Class B	873	2,162,496
Bavarian Nordic AS(a)	66,525	2,076,278
D/S Norden AS	46,967	2,103,421
Danske Bank AS	13,356	696,716
FLSmidth & Co. AS	24,150	2,139,076
Genmab AS(a)	6,136	1,792,414
GN Store Nord AS(a)	104,693	1,549,218
H Lundbeck AS	264,196	1,617,407
ISS AS	55,147	1,960,821
Jyske Bank AS	11,342	1,700,045
NKT AS(a)	15,965	2,067,528
ROCKWOOL AS	60,921	2,017,383
Tryg AS	75,423	1,866,505
Vestas Wind Systems AS	69,623	1,787,335
Zealand Pharma AS(a)	30,996	1,781,976
		27,318,619
Finland - 0.5%
Nokia Oyj	264,943	2,028,302
France - 1.6%
Bouygues SA	38,630	2,402,744
Carrefour SA	63,385	1,200,780
Forvia SE(a)	71,516	1,020,017
Orange SA	108,778	2,336,204
		6,959,745
Germany - 3.9%
Allianz SE	398	179,602
Aurubis AG	12,086	2,465,832
Bayer AG	36,007	1,785,980
Continental AG	19,281	1,664,573
Deutsche Lufthansa AG	202,836	2,176,459
Freenet AG	17,520	572,581
Fresenius Medical Care AG	23,497	1,094,451
HelloFresh SE(a)	67,924	387,273
K+S AG	58,739	1,039,598
RWE AG	33,517	2,158,328
Schaeffler AG	21,932	268,272
Suedzucker AG	13,969	167,075
Talanx AG	8,188	1,034,424
thyssenkrupp AG	159,918	1,991,045
TUI AG	31,201	297,658
		17,283,151
Hong Kong - 6.2%
Cathay Pacific Airways Ltd.	1,344,000	2,415,786
China Taiping Insurance Holdings Co. Ltd.	667,600	1,951,041
CK Hutchison Holdings, Ltd.	253,500	2,087,073
Johnson Electric Holdings Ltd.	582,500	2,311,487

The accompanying notes are an integral part of these financial statements.

1

VIDENT INTERNATIONAL EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hong Kong - (Continued)
Kingboard Holdings, Ltd.	523,000	$2,709,225
Kunlun Energy Co. Ltd.	2,078,000	2,228,853
Orient Overseas International Ltd.	138,000	2,637,510
Pacific Basin Shipping, Ltd.	5,454,605	2,412,755
TCL Electronics Holdings Ltd.	1,319,000	2,070,699
United Laboratories International Holdings Ltd.	1,358,000	2,256,924
WH Group Ltd.(b)	1,807,500	2,273,774
Yue Yuen Industrial Holdings Ltd.	973,000	2,312,417
		27,667,544
Indonesia - 3.1%
Alamtri Resources Indonesia Tbk PT	15,511,000	2,164,971
Aneka Tambang Tbk	7,315,600	1,898,173
Astra International Tbk PT	5,638,300	2,244,894
Bank Negara Indonesia Persero Tbk PT	7,893,500	2,071,661
Bank Rakyat Indonesia Persero Tbk PT	1,132,100	264,033
Indokripto Koin Semesta Tbk PT(a)	10,473,900	1,015,216
Telkom Indonesia Persero Tbk PT	7,978,200	1,684,630
United Tractors Tbk PT	1,383,500	2,360,161
		13,703,739
Ireland - 3.1%
AerCap Holdings NV	14,726	2,200,654
Alkermes PLC(a)	66,412	1,999,001
Aptiv PLC(a)	27,160	1,997,346
Bank of Ireland Group PLC	102,768	2,006,315
DCC PLC	18,483	1,288,443
ICON PLC(a)	11,327	1,224,902
Jazz Pharmaceuticals PLC(a)	12,622	2,398,432
Perrigo Co. PLC	34,069	450,392
		13,565,485
Israel - 2.0%
Bank Leumi Le-Israel BM	86,042	2,079,322
El Al Israel Airlines	365,646	1,821,612
Inmode Ltd.(a)	27,624	379,830
Israel Discount Bank Ltd. - Class A	177,043	2,140,654
Migdal Insurance & Financial Holdings Ltd.(a)	404,013	2,184,133
Plus500 Ltd.	8,962	482,921
		9,088,472
Italy - 0.4%
Banca Monte dei Paschi di Siena SpA	183,677	1,799,556
Telecom Italia SpA(a)	274,613	206,277
		2,005,833
Japan - 4.8%
Aisin Corp.	116,800	2,079,395
Alps Alpine Co. Ltd.	165,000	2,477,774
Brother Industries Ltd.	102,800	2,128,100
Citizen Watch Co. Ltd.	239,500	2,934,594
Koito Manufacturing Co. Ltd.	136,300	2,462,785
Konica Minolta, Inc.	329,600	1,259,922

	Shares	Value
Nippon Shinyaku Co. Ltd.	25,100	$826,994
NSK Ltd.	287,900	2,597,323
Seiko Epson Corp.	162,000	2,197,182
Toyoda Gosei Co. Ltd.	76,700	2,501,071
		21,465,140
Malaysia - 3.6%
AMMB Holdings Bhd	1,253,700	2,071,779
CIMB Group Holdings Bhd	669,800	1,384,012
IHH Healthcare Bhd	961,500	2,253,632
Malayan Banking Bhd	712,300	2,189,439
MISC Bhd	847,100	1,756,900
RHB Bank Bhd	995,700	2,149,545
SD Guthrie Bhd	1,435,900	2,121,929
Telekom Malaysia Bhd	1,050,800	2,011,940
		15,939,176
Mexico - 0.5%
Cemex SAB de CV	1,653,834	2,078,106
Netherlands - 1.1%
Aegon Ltd.	222,665	1,691,492
Koninklijke Ahold Delhaize NV	45,137	2,226,047
Signify NV(b)	42,683	993,800
		4,911,339
Norway - 7.0%
Aker BP ASA	78,149	2,351,025
DNB Bank ASA	72,199	2,288,141
DNO ASA	1,386,528	2,374,182
Equinor ASA	81,477	2,411,748
Gjensidige Forsikring ASA	27,662	780,424
Hoegh Autoliners ASA	199,286	2,775,600
Leroy Seafood Group ASA	386,547	2,019,403
Mowi ASA	95,090	2,240,963
Norsk Hydro ASA	236,915	2,194,976
Norwegian Air Shuttle ASA	1,275,473	2,227,593
Orkla ASA	181,396	2,480,672
Storebrand ASA	119,800	2,269,216
Telenor ASA	130,587	2,420,006
Yara International ASA	46,786	2,364,037
		31,197,986
Peru - 0.5%
Credicorp Ltd.	5,950	2,060,961
Poland - 1.1%
Alior Bank SA	9,448	316,154
ORLEN SA	71,548	2,296,249
PGE Polska Grupa Energetyczna SA(a)	654,603	2,067,708
		4,680,111
Portugal - 0.5%
Banco Comercial Portugues SA	1,925,369	2,026,848
Russia - 0.0%(c)
Severstal PAO - GDR(a)(d)	24,074	0

The accompanying notes are an integral part of these financial statements.

2

VIDENT INTERNATIONAL EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Singapore - 6.8%
ComfortDelGro Corp. Ltd.	1,004,700	$1,231,201
DBS Group Holdings Ltd.	43,740	1,975,277
Genting Singapore, Ltd.	3,668,300	2,073,633
Hafnia Ltd.	358,349	2,675,922
iFAST Corp. Ltd.	165,900	1,218,493
Jardine Cycle & Carriage Ltd.	22,700	634,599
Mobvista, Inc.(a)(b)	1,087,000	1,653,676
Oversea-Chinese Banking Corp. Ltd.	125,000	2,117,840
SATS Ltd.	477,600	1,480,169
Seatrium Ltd.	1,281,300	2,431,213
Singapore Airlines Ltd.	419,700	2,382,453
Singapore Telecommunications Ltd.	535,200	2,132,591
United Overseas Bank Ltd.	69,619	2,034,877
UOL Group Ltd.	214,500	1,912,923
Venture Corp. Ltd.	95,900	1,185,055
Wilmar International Ltd.	765,100	2,129,226
Yangzijiang Maritime Development Ltd.(a)	1,765,300	872,287
		30,141,435
South Africa - 2.1%
Kumba Iron Ore, Ltd.	88,562	2,045,147
Old Mutual, Ltd.	2,218,553	2,305,316
Sasol Ltd.(a)	311,250	2,841,384
Tiger Brands Ltd.	99,260	1,983,017
		9,174,864
South Korea - 8.4%
Hankook Tire & Technology Co. Ltd.	47,037	2,383,731
Hanwha Corporation(a)	28,829	2,737,603
HD Hyundai Co. Ltd.	12,066	2,453,462
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,179	2,245,777
Hyundai Glovis Co. Ltd.	13,798	2,776,865
Hyundai Mobis Co. Ltd.	6,659	2,393,259
Kia Corp.	19,925	2,846,429
Korea Electric Power Corp.	50,698	2,061,754
KT Corp.	42,259	1,874,261
LG Display Co. Ltd.(a)	248,330	2,475,532
LG Electronics, Inc.	30,288	3,067,752
LG Innotek Co. Ltd.	11,798	2,616,310
LG Uplus Corp.	187,515	2,156,064
NongShim Co. Ltd.(a)	425	127,042
Samsung Electronics Co. Ltd.	19,177	2,886,215
Samsung SDS Co. Ltd.	17,341	2,350,709
		37,452,765
Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA	56,710	1,322,403
CaixaBank SA	26,700	331,638
Mapfre SA	65,931	307,485
		1,961,526

	Shares	Value
Sweden - 1.8%
Embracer Group AB(a)	365,428	$2,146,979
SSAB AB - Class B	227,960	2,018,204
Telefonaktiebolaget LM Ericsson - Class B	188,875	2,188,602
Volvo Car AB(a)	612,120	1,687,255
		8,041,040
Switzerland - 4.3%
Adecco Group AG	53,795	1,508,121
Avolta AG	18,355	1,211,256
Chubb Ltd.	7,027	2,395,223
Coca-Cola HBC AG	27,319	1,766,663
Garrett Motion, Inc.	115,532	2,352,231
Holcim AG	20,232	1,864,696
Novartis AG	13,961	2,369,040
Roche Holding AG	575	274,397
STMicroelectronics NV	11,648	390,646
Swatch Group AG	1,906	487,746
Swisscom AG	79	74,115
Swissquote Group Holding SA	3,636	1,946,954
Zurich Insurance Group AG	2,999	2,264,117
		18,905,205
Taiwan - 7.7%
Arcadyan Technology Corp.	230,000	1,451,732
AU Optronics Corp.	4,605,000	2,449,233
Cathay Financial Holding Co. Ltd.	875,000	2,234,388
China Airlines Ltd.	2,292,000	1,542,149
Compal Electronics, Inc.	2,059,000	2,087,961
Evergreen Marine Corp. Taiwan Ltd.	266,000	1,678,959
Hannstar Board Corp.	697,000	2,092,496
Innolux Corp.	2,704,000	2,321,848
Primax Electronics Ltd.	499,000	1,307,814
Sigurd Microelectronics Corp.	498,000	2,401,365
Simplo Technology Co. Ltd.	190,822	2,035,940
Taiwan Surface Mounting Technology Corp.	509,000	1,655,298
United Microelectronics Corp.	794,000	1,663,760
Wan Hai Lines Ltd.	592,000	1,449,130
WNC Corp.	465,000	2,786,037
WT Microelectronics Co. Ltd.	367,000	2,163,596
Zhen Ding Technology Holding Ltd.	440,000	2,946,397
		34,268,103
Thailand - 2.6%
Bangkok Bank pcl - NVDR	180,100	1,028,398
Kasikornbank PCL - NVDR	317,700	2,054,293
Krung Thai Bank PCL - NVDR	2,266,800	2,497,600
PTT Oil & Retail Business PCL - NVDR	4,695,900	2,024,291
Thai Airways International PCL - NVDR(a)	9,259,900	2,040,544
TMBThanachart Bank PCL - NVDR	26,456,800	2,008,623
		11,653,749

The accompanying notes are an integral part of these financial statements.

3

VIDENT INTERNATIONAL EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United Kingdom - 2.8%
Centrica PLC	379,720	$1,016,688
easyJet PLC	292,826	1,826,718
Endeavour Mining PLC	27,610	1,986,964
J Sainsbury PLC	424,039	1,989,642
Kingfisher PLC	302,595	1,507,279
NatWest Group PLC	230,754	1,920,365
Vodafone Group PLC	1,458,867	2,245,769
		12,493,425
TOTAL COMMON STOCKS (Cost $341,584,566)		436,038,069
PREFERRED STOCKS - 1.0%
Brazil - 0.6%
Banco Bradesco SA	206,450	852,232
Cia Energetica de Minas Gerais	708,853	1,679,403
		2,531,635
Chile - 0.4%
Embotelladora Andina SA	401,891	1,933,273
TOTAL PREFERRED STOCKS (Cost $3,182,417)		4,464,908
TOTAL INVESTMENTS - 99.3% (Cost $344,766,983)		$440,502,977
Other Assets in Excess of Liabilities - 0.7%		2,939,932
TOTAL NET ASSETS - 100.0%		$443,442,909

Percentages are stated as a percent of net assets.
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $6,357,713 or 1.4% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2026.

The accompanying notes are an integral part of these financial statements.

4

VIDENT U.S. BOND STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 41.9%
United States Treasury Note/Bond
0.50%, 05/31/2027	$15,720,000	$15,157,212
0.50%, 06/30/2027	5,690,000	5,474,180
4.38%, 07/15/2027	7,095,000	7,183,826
2.75%, 07/31/2027	3,145,000	3,115,331
3.75%, 08/15/2027	10,300,000	10,347,477
6.13%, 11/15/2027	19,110,000	19,969,204
5.25%, 11/15/2028	19,165,000	20,092,556
4.75%, 02/15/2041	18,850,000	19,695,305
4.00%, 11/15/2042	8,095,000	7,639,656
3.88%, 05/15/2043	2,530,000	2,340,052
4.38%, 08/15/2043	20,455,000	20,132,194
3.75%, 11/15/2043	3,172,000	2,868,306
4.75%, 11/15/2043	19,785,000	20,374,686
4.50%, 02/15/2044	16,690,000	16,645,667
4.63%, 05/15/2044	14,200,000	14,368,625
4.63%, 11/15/2044	10,965,000	11,073,793
4.75%, 02/15/2045	3,720,000	3,814,889
5.00%, 05/15/2045	11,250,000	11,896,875
TOTAL U.S. TREASURY SECURITIES (Cost $208,263,458)		212,189,834
CORPORATE BONDS - 39.2%
Communications - 0.3%
Discovery Global Holdings, Inc., 5.39%, 03/15/2062	2,000,000	1,160,000
Consumer Discretionary - 0.0%(a)
Hasbro, Inc., 6.35%, 03/15/2040	120,000	130,004
Consumer Staples - 0.2%
Conagra Brands, Inc., 5.40%, 11/01/2048	780,000	702,432
Flowers Foods, Inc., 5.75%, 03/15/2035	250,000	247,067
		949,499
Energy - 3.6%
APA Corp., 5.10%, 09/01/2040	1,020,000	938,676
Continental Resources, Inc., 4.90%, 06/01/2044	2,400,000	1,979,799
Energy Transfer LP
5.35%, 05/15/2045	400,000	370,020
6.25%, 04/15/2049	560,000	567,700
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	1,525,000	1,637,688
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	3,100,000	3,134,154
6.75% to 02/15/2036 then 5 yr. CMT Rate + 2.48%, 02/15/2056	2,440,000	2,495,350

	Par	Value
Enterprise Products Operating LLC, 5.38% to 02/15/2028 then 3 mo. Term SOFR + 2.83%, 02/15/2078	$1,540,000	$1,553,259
Helmerich & Payne, Inc., 5.50%, 12/01/2034	315,000	318,197
HF Sinclair Corp., 6.25%, 01/15/2035	330,000	347,590
Occidental Petroleum Corp.
6.20%, 03/15/2040	695,000	725,763
6.60%, 03/15/2046	780,000	829,266
Ovintiv, Inc.
7.38%, 11/01/2031	1,100,000	1,244,492
6.50%, 08/15/2034	150,000	164,322
Western Gas Partners LP, 5.45%, 04/01/2044	760,000	701,145
Western Midstream Operating LP
5.30%, 03/01/2048	910,000	804,735
5.25%, 02/01/2050(b)	610,000	530,141
		18,342,297
Financials - 21.6%
Aegon Ltd., 5.50% to 04/11/2028 then 6 mo. LIBOR USD + 3.54%, 04/11/2048(c)	680,000	689,994
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055	4,700,000	4,969,931
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	2,700,000	2,800,745
Allstate Corp., 6.50% to 05/15/2037 then 3 mo. LIBOR USD + 2.12%, 05/15/2057(c)	1,150,000	1,209,890
Ally Financial, Inc.
6.70%, 02/14/2033	1,650,000	1,721,649
5.55% to 07/31/2032 then SOFR + 1.78%, 07/31/2033	1,200,000	1,212,177
6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040	2,900,000	2,894,674
American Assets Trust LP
3.38%, 02/01/2031	925,000	852,516
6.15%, 10/01/2034	1,340,000	1,373,856
Apollo Debt Solutions BDC
6.90%, 04/13/2029	800,000	831,554
6.70%, 07/29/2031	900,000	930,050
6.55%, 03/15/2032	1,120,000	1,145,868
Apollo Global Management, Inc., 6.00% to 12/15/2034 then 5 yr. CMT Rate + 2.17%, 12/15/2054	1,650,000	1,590,988
Ares Capital Corp.
3.20%, 11/15/2031	1,000,000	880,185
5.80%, 03/08/2032	735,000	733,030

The accompanying notes are an integral part of these financial statements.

5

VIDENT U.S. BOND STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Ares Strategic Income Fund
5.45%, 09/09/2028(d)	$1,600,000	$1,604,073
5.60%, 02/15/2030	1,800,000	1,780,236
5.15%, 01/15/2031(d)	1,210,000	1,173,126
6.20%, 03/21/2032	1,160,000	1,166,262
Athene Holding Ltd.
6.63% to 10/15/2034 then 5 yr. CMT Rate + 2.61%, 10/15/2054	2,690,000	2,589,502
6.63%, 05/19/2055	560,000	547,907
6.88% to 06/28/2035 then 5 yr. CMT Rate + 2.58%, 06/28/2055	3,260,000	3,148,563
Bank of Montreal, 6.88% to 11/26/2030 then 5 yr. CMT Rate + 2.98%, 11/26/2085	2,100,000	2,167,551
Bank of Nova Scotia
3.63% to 10/27/2026 then 5 yr. CMT Rate + 2.61%, 10/27/2081	1,750,000	1,707,779
7.35% to 04/27/2030 then 5 yr. CMT Rate + 2.90%, 04/27/2085	2,450,000	2,577,309
6.88% to 10/27/2035 then 5 yr. CMT Rate + 2.73%, 10/27/2085	3,450,000	3,551,209
BGC Group, Inc., 6.15%, 04/02/2030	1,085,000	1,130,783
Blackstone Private Credit Fund
6.25%, 01/25/2031	950,000	956,956
6.00%, 01/29/2032	1,310,000	1,302,924
6.00%, 11/22/2034	1,230,000	1,192,878
Blackstone Secured Lending Fund, 5.13%, 01/31/2031	390,000	378,735
Blue Owl Capital Corp., 6.20%, 07/15/2030	1,900,000	1,896,831
Blue Owl Credit Income Corp.
6.60%, 09/15/2029	1,750,000	1,766,848
5.80%, 03/15/2030	1,735,000	1,702,829
6.65%, 03/15/2031	1,930,000	1,941,512
Blue Owl Technology Finance Corp.
6.10%, 03/15/2028	1,550,000	1,544,644
6.75%, 04/04/2029	1,665,000	1,659,516
Brighthouse Financial, Inc., 4.70%, 06/22/2047	3,130,000	2,194,684
Brookfield Finance, Inc., 6.30% to 01/15/2035 then 5 yr. CMT Rate + 2.08%, 01/15/2055	730,000	723,480
Canadian Imperial Bank of Commerce
6.95% to 01/28/2030 then 5 yr. CMT Rate + 2.83%, 01/28/2085	1,800,000	1,862,579
7.00% to 10/28/2030 then 5 yr. CMT Rate + 3.00%, 10/28/2085	1,135,000	1,181,011

	Par	Value
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	$825,000	$858,126
Elect Global Investments Ltd., 7.20% to 09/11/2030 then 5 yr. CMT Rate + 3.28%, Perpetual	4,750,000	5,074,187
Equitable Holdings, Inc., 6.70% to 03/28/2035 then 5 yr. CMT Rate + 2.39%, 03/28/2055	1,600,000	1,668,085
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	1,290,000	1,328,924
6.25%, 10/04/2034	1,200,000	1,142,363
First Citizens BancShares, Inc., 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	530,000	540,195
FNB Corp., 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	480,000	493,821
FWD Group Holdings Ltd., 7.64%, 07/02/2031	550,000	616,566
GLP Capital LP / GLP Financing II, Inc., 5.75%, 11/01/2037	565,000	563,418
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/2031	1,200,000	1,246,427
6.38%, 07/01/2034	1,920,000	1,986,537
Hiscox Ltd., 7.00% to 06/11/2035 then SOFR + 3.03%, 06/11/2036	4,400,000	4,746,965
HPS Corporate Lending Fund
5.45%, 01/14/2028	950,000	955,457
6.75%, 01/30/2029	875,000	907,474
5.85%, 06/05/2030(d)	1,450,000	1,453,985
Huntington Bancshares, Inc., 2.49% to 08/15/2031 then 5 yr. CMT Rate + 1.17%, 08/15/2036	640,000	565,794
MetLife, Inc., 10.75%, 08/01/2039	1,000,000	1,324,461
Nanshan Life Pte Ltd.
5.45%, 09/11/2034	1,340,000	1,334,216
5.88% to 03/17/2036 then 5 yr. CMT Rate + 1.85%, 03/17/2041	1,000,000	1,005,734
Pinnacle Bank, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036	1,630,000	1,657,712
Prudential Financial, Inc.
4.50% to 09/15/2027 then 3 mo. LIBOR USD + 2.38%, 09/15/2047(c)	750,000	739,563
6.75% to 03/01/2033 then 5 yr. CMT Rate + 2.85%, 03/01/2053	500,000	536,953
6.50% to 03/15/2034 then 5 yr. CMT Rate + 2.40%, 03/15/2054	635,000	669,428
Reinsurance Group of America, Inc., 6.65% to 09/15/2035 then 5 yr. CMT Rate + 2.39%, 09/15/2055	1,380,000	1,429,332

The accompanying notes are an integral part of these financial statements.

6

VIDENT U.S. BOND STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Royal Bank of Canada
6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084	$5,000,000	$4,958,040
6.50% to 11/24/2035 then 5 yr. CMT Rate + 2.46%, 11/24/2085	2,075,000	2,074,215
Synchrony Financial, 6.00% to 07/29/2035 then SOFR + 2.07%, 07/29/2036	750,000	765,470
Zions Bancorp NA, 6.82% to 11/19/2034 then SOFR + 2.83%, 11/19/2035	1,400,000	1,491,157
		109,421,439
Health Care - 0.9%
Centene Corp.
4.63%, 12/15/2029	820,000	800,968
3.38%, 02/15/2030	1,930,000	1,791,546
2.50%, 03/01/2031	2,200,000	1,910,919
Humana, Inc., 6.00%, 05/01/2055	150,000	144,675
		4,648,108
Information Technology - 0.1%
Kyndryl Holdings, Inc., 4.10%, 10/15/2041	810,000	586,536
Materials - 3.4%
Dow Chemical Co.
9.40%, 05/15/2039	650,000	836,015
4.38%, 11/15/2042	880,000	699,584
5.55%, 11/30/2048	870,000	762,790
4.80%, 05/15/2049	975,000	767,422
6.90%, 05/15/2053	950,000	976,260
5.95%, 03/15/2055	1,050,000	953,836
Israel Chemicals Ltd., 6.38%, 05/31/2038(d)	2,500,000	2,613,250
LYB International Finance III LLC
6.15%, 05/15/2035	1,000,000	1,039,793
5.88%, 01/15/2036	2,440,000	2,476,651
3.38%, 10/01/2040	2,760,000	2,046,159
4.20%, 10/15/2049	3,500,000	2,545,077
4.20%, 05/01/2050	1,750,000	1,264,132
3.63%, 04/01/2051	300,000	196,349
3.80%, 10/01/2060	135,000	85,604
		17,262,922
Utilities - 9.1%
Alliant Energy Corp., 5.75% to 04/01/2031 then 5 yr. CMT Rate + 2.08%, 04/01/2056	1,035,000	1,031,672
American Electric Power Co., Inc.
6.95% to 12/15/2034 then 5 yr. CMT Rate + 2.68%, 12/15/2054	1,050,000	1,133,293

	Par	Value
5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	$660,000	$663,370
6.05% (5 yr. CMT Rate + 1.94%), 03/15/2056	1,360,000	1,365,345
CMS Energy Corp., 6.50% to 06/01/2035 then 5 yr. CMT Rate + 1.96%, 06/01/2055	1,240,000	1,296,863
Dominion Energy, Inc.
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055	2,000,000	2,095,322
6.63% to 05/15/2035 then 5 yr. CMT Rate + 2.21%, 05/15/2055	2,000,000	2,077,310
6.00% to 02/15/2031 then 5 yr. CMT Rate + 2.26%, 02/15/2056	2,100,000	2,133,128
6.20% to 02/15/2036 then 5 yr. CMT Rate + 2.01%, 02/15/2056	1,550,000	1,578,776
Duke Energy Corp., 6.45% to 09/01/2034 then 5 yr. CMT Rate + 2.59%, 09/01/2054	835,000	880,041
Edison International
6.95%, 11/15/2029	650,000	699,826
5.25%, 03/15/2032	800,000	815,377
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	3,610,000	3,753,649
Entergy Corp.
7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054	1,925,000	2,015,564
5.88% to 06/15/2031 then 5 yr. CMT Rate + 2.18%, 06/15/2056	1,025,000	1,030,278
6.10% (5 yr. CMT Rate + 2.01%), 06/15/2056	1,220,000	1,230,625
Evergy, Inc., 6.65% to 06/01/2030 then 5 yr. CMT Rate + 2.56%, 06/01/2055	2,250,000	2,326,142
Exelon Corp., 6.50% to 03/15/2035 then 5 yr. CMT Rate + 1.98%, 03/15/2055	1,390,000	1,455,538
NextEra Energy Capital Holdings, Inc.
6.75% to 06/15/2034 then 5 yr. CMT Rate + 2.46%, 06/15/2054	560,000	596,430
6.70% (5 yr. CMT Rate + 2.36%), 09/01/2054	3,400,000	3,532,865
4.80% to 12/01/2027 then 3 mo. LIBOR USD + 2.41%, 12/01/2077(c)	2,140,000	2,123,957
NiSource, Inc.
6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	2,850,000	2,981,488

The accompanying notes are an integral part of these financial statements.

7

VIDENT U.S. BOND STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
6.38% to 03/31/2035 then 5 yr. CMT Rate + 2.53%, 03/31/2055	$1,200,000	$1,254,019
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	3,810,000	3,865,001
Sempra
6.40% to 10/01/2034 then 5 yr. CMT Rate + 2.63%, 10/01/2054	1,780,000	1,821,440
6.55% to 04/01/2035 then 5 yr. CMT Rate + 2.14%, 04/01/2055	1,680,000	1,715,910
6.38% to 04/01/2031 then 5 yr. CMT Rate + 2.63%, 04/01/2056	765,000	783,431
		46,256,660
TOTAL CORPORATE BONDS (Cost $198,344,914)		198,757,465
MORTGAGE-BACKED SECURITIES - 14.2%
Federal Home Loan Mortgage Corp., 5.50%, 01/01/2055	1,385,041	1,410,934
Federal National Mortgage Association
7.00%, 03/15/2038(e)	4,300,000	4,518,399
4.50%, 03/01/2040(e)	1,420,000	1,404,754
4.00%, 03/15/2041(e)	250,000	243,082
5.00%, 03/15/2041(e)	650,000	653,055
6.00%, 03/15/2041(e)	7,300,000	7,488,898
4.00%, 04/01/2052	2,124,397	2,073,711
4.00%, 05/01/2052	2,913,896	2,836,138
4.00%, 06/01/2052	3,049,858	2,969,083
6.50%, 03/15/2053(e)	5,600,000	5,817,225
5.50%, 03/25/2053(e)	3,600,000	3,657,714
6.50%, 04/01/2054	2,940,943	3,072,122
5.00%, 01/01/2055	2,760,275	2,775,943
Government National Mortgage Association
6.00%, 03/15/2040(e)	9,825,000	10,022,270
4.50%, 03/15/2041(e)	1,050,000	1,037,699
5.00%, 03/15/2041(e)	1,170,000	1,174,243
4.00%, 03/15/2042(e)	200,000	192,450
5.50%, 10/20/2052(e)	4,120,000	4,174,393
6.50%, 08/20/2053(e)	3,390,000	3,523,536
7.00%, 09/20/2053(e)	1,530,000	1,580,945
5.00%, 01/20/2055	3,221,450	3,238,776
6.00%, 06/20/2055	3,163,672	3,230,844
6.50%, 09/20/2055	2,944,238	3,064,479
4.50%, 12/20/2055	1,993,409	1,971,821
TOTAL MORTGAGE-BACKED SECURITIES (Cost $71,891,994)		72,132,514

	Par	Value
U.S. GOVERNMENT AGENCY ISSUES - 2.9%
Federal Home Loan Banks
4.13%, 01/15/2027	$460,000	$462,172
4.75%, 04/09/2027	825,000	835,921
5.50%, 07/15/2036	845,000	946,442
Federal Home Loan Mortgage Corp., 6.75%, 09/15/2029	700,000	777,671
Federal National Mortgage Association, 5.63%, 07/15/2037	1,045,000	1,173,259
Tennessee Valley Authority
4.38%, 08/01/2034	350,000	361,127
5.88%, 04/01/2036	820,000	935,715
6.15%, 01/15/2038	1,285,000	1,533,006
5.25%, 09/15/2039	1,250,000	1,360,869
3.50%, 12/15/2042	2,185,000	1,905,037
5.25%, 02/01/2055	1,885,000	1,939,158
5.38%, 04/01/2056	1,965,000	2,069,924
4.63%, 09/15/2060	670,000	623,206
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $14,681,939)		14,923,507
TOTAL INVESTMENTS - 98.2% (Cost $493,182,305)		$498,003,320
Other Assets in Excess of Liabilities - 1.8%(f)		8,944,314
TOTAL NET ASSETS - 100.0%		$506,947,634

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Represents less than 0.05% of net assets.
(b)	Step coupon bond. The rate disclosed is as of February 28, 2026.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $6,844,434 or 1.4% of the Fund’s net assets.

(e)	To-be-announced security.
(f)	Includes cash of $1,710,000 that is pledged as collateral for To-be-announced securities.
The accompanying notes are an integral part of these financial statements.

8

VIDENT U.S. EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 8.8%
Alphabet, Inc. - Class A	49,773	$15,517,230
Cargurus, Inc.(a)	106,796	3,278,637
Fox Corp. - Class A	45,348	2,554,906
Meta Platforms, Inc. - Class A	19,365	12,552,006
Netflix, Inc.(a)	62,025	5,969,286
New York Times Co. - Class A	51,012	4,070,248
Pinterest, Inc. - Class A(a)	87,654	1,501,513
Reddit, Inc. - Class A(a)	27,228	3,970,115
T-Mobile US, Inc.	21,804	4,733,430
Trade Desk, Inc. - Class A(a)	59,585	1,419,315
		55,566,686
Consumer Discretionary - 11.3%
Abercrombie & Fitch Co. - Class A(a)	40,727	3,983,101
Amazon.com, Inc.(a)	59,358	12,465,180
Booking Holdings, Inc.	1,521	6,448,051
Covista, Inc.(a)	31,077	3,045,546
Deckers Outdoor Corp.(a)	25,591	3,001,057
DoorDash, Inc. - Class A(a)	13,944	2,460,698
eBay, Inc.	45,353	4,120,774
Gentex Corp.	130,205	3,046,797
Grand Canyon Education, Inc.(a)	19,735	3,139,246
Home Depot, Inc.	32,199	12,258,803
Royal Caribbean Cruises Ltd.	15,293	4,755,511
TJX Cos., Inc.	49,032	7,926,513
Winmark Corp.	6,888	3,142,581
YETI Holdings, Inc.(a)	32,651	1,427,175
		71,221,033
Consumer Staples - 6.5%
Altria Group, Inc.	89,385	6,171,140
Cal-Maine Foods, Inc.	17,550	1,528,781
Colgate-Palmolive Co.	63,092	6,254,941
Costco Wholesale Corp.	12,400	12,533,796
Monster Beverage Corp.(a)	22,764	1,941,769
Walmart, Inc.	97,671	12,497,004
		40,927,431
Energy - 2.5%
Exxon Mobil Corp.	45,659	6,962,998
Oceaneering International, Inc.(a)	66,142	2,348,041
TechnipFMC PLC	47,317	3,137,590
Tidewater, Inc.(a)	38,758	3,078,160
		15,526,789
Financials - 15.2%
Acadian Asset Management, Inc.	72,914	3,927,148
Berkshire Hathaway, Inc. - Class B(a)	25,035	12,641,423
Cboe Global Markets, Inc.	13,202	3,956,903
Dave, Inc.(a)	4,670	902,571
Erie Indemnity Co. - Class A	12,042	3,244,597
Evercore, Inc. - Class A	8,168	2,522,605
Federated Hermes, Inc.	69,831	3,911,234

	Shares	Value
Jack Henry & Associates, Inc.	19,867	$3,227,593
JPMorgan Chase & Co.	15,096	4,533,329
Mastercard, Inc. - Class A	24,860	12,857,841
Moody’s Corp.	13,678	6,532,476
Morningstar, Inc.	18,994	3,478,561
MSCI, Inc.	1,341	766,824
Pathward Financial, Inc.	27,625	2,508,074
Piper Sandler Cos.	8,319	2,458,680
Progressive Corp.	23,488	5,018,446
SEI Investments Co.	31,846	2,589,717
Sezzle, Inc.(a)	63,787	4,653,262
Toast, Inc. - Class A(a)	28,137	768,421
Tradeweb Markets, Inc. - Class A	21,141	2,605,734
Visa, Inc. - Class A	40,300	12,901,642
		96,007,081
Health Care - 10.7%
AbbVie, Inc.	67,740	15,721,099
Boston Scientific Corp.(a)	27,263	2,095,162
Bristol-Myers Squibb Co.	100,485	6,267,249
Eli Lilly & Co.	14,849	15,621,000
Exelixis, Inc.(a)	85,705	3,776,162
Gilead Sciences, Inc.	41,926	6,244,878
IDEXX Laboratories, Inc.(a)	5,964	3,916,738
Johnson & Johnson	50,268	12,488,079
Medpace Holdings, Inc.(a)	2,436	1,100,487
United Therapeutics Corp.(a)	1,311	660,613
		67,891,467
Industrials - 10.1%
A O Smith Corp.	33,153	2,585,934
Armstrong World Industries, Inc.	19,093	3,312,636
Blue Bird Corp.(a)	53,666	3,127,118
Cintas Corp.	24,377	4,902,946
EMCOR Group, Inc.	3,836	2,779,642
Enerpac Tool Group Corp.	39,668	1,618,454
Fastenal Co.	68,103	3,135,462
Federal Signal Corp.	26,246	3,055,822
Howmet Aerospace, Inc.	29,744	7,808,692
IES Holdings, Inc.(a)	6,483	3,211,354
Illinois Tool Works, Inc.	21,015	6,107,590
Nextpower, Inc. - Class A(a)	27,663	2,907,381
Parker-Hannifin Corp.	4,731	4,774,431
Powell Industries, Inc.	4,538	2,376,097
Uber Technologies, Inc.(a)	67,810	5,114,230
Vertiv Holdings Co. - Class A	14,221	3,624,791
Vicor Corp.(a)	17,371	3,498,519
		63,941,099
Information Technology - 28.8%(b)
Adobe, Inc.(a)	24,257	6,365,279
Advanced Micro Devices, Inc.(a)	11,177	2,237,747
Appfolio, Inc. - Class A(a)	8,936	1,588,463
Apple, Inc.	45,486	12,016,492
AppLovin Corp. - Class A(a)	9,132	3,970,320

The accompanying notes are an integral part of these financial statements.

9

VIDENT U.S. EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Broadcom, Inc.	47,528	$15,187,572
Cirrus Logic, Inc.(a)	21,330	3,010,090
Clear Secure, Inc. - Class A	115,587	5,622,152
F5, Inc.(a)	11,378	3,087,534
Fair Isaac Corp.(a)	2,522	3,554,406
Fortinet, Inc.(a)	41,140	3,251,294
HubSpot, Inc.(a)	13,288	3,514,809
InterDigital, Inc.	9,170	3,361,080
Intuit, Inc.	21,569	8,822,368
KLA Corp.	2,391	3,645,199
Lam Research Corp.	31,679	7,409,401
LiveRamp Holdings, Inc.(a)	57,498	1,562,221
Manhattan Associates, Inc.(a)	11,141	1,508,826
Micron Technology, Inc.	18,514	7,634,618
Microsoft Corp.	31,824	12,498,558
Napco Security Technologies, Inc.	48,843	2,276,572
NVIDIA Corp.	80,246	14,218,789
Oracle Corp.	84,722	12,318,579
Palantir Technologies, Inc. - Class A(a)	27,890	3,826,229
Pegasystems, Inc.	76,895	3,362,618
PTC, Inc.(a)	20,208	3,164,371
Qualys, Inc.(a)	17,111	1,582,254
Rambus, Inc.(a)	15,073	1,502,175
Salesforce, Inc.	33,383	6,502,675
Samsara, Inc. - Class A(a)	57,010	1,647,589
Seagate Technology Holdings PLC	19,586	7,987,954
Ubiquiti, Inc.	1,969	1,510,203
UiPath, Inc. - Class A(a)	383,780	4,117,959
Western Digital Corp.	28,652	8,013,965
		181,880,361
Materials - 3.2%
Newmont Goldcorp Corp.	62,352	8,105,760
Sherwin-Williams Co.	16,972	6,153,878
Southern Copper Corp.	23,028	5,027,012
United States Lime & Minerals, Inc.	11,102	1,267,404
		20,554,054
Real Estate - 1.3%
American Tower Corp.	3,255	624,504
Jones Lang LaSalle, Inc.(a)	9,970	3,146,034
St. Joe Co.	39,990	2,886,078
Zillow Group, Inc. - Class C(a)	33,975	1,515,965
		8,172,581

	Shares	Value
Utilities - 1.4%
Constellation Energy Corp.	24,094	$7,948,129
Vistra Corp.	3,607	627,221
		8,575,350
TOTAL COMMON STOCKS (Cost $559,015,941)		630,263,932
TOTAL INVESTMENTS - 99.8% (Cost $559,015,941)		$630,263,932
Other Assets in Excess of Liabilities - 0.2%		1,176,079
TOTAL NET ASSETS - 100.0%		$631,440,011

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

10

Vident ETFs
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)

	Vident International Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM	Vident U.S. Equity Strategy ETFTM
ASSETS:
Investments, at value	$440,502,977	$498,003,320	$630,263,932
Cash - interest bearing deposit account	826,683	47,284,692	936,851
Cash and cash equivalents held as collateral for TBA commitments	—	1,710,000	—
Dividend tax reclaims receivable	1,504,124	—	—
Dividends receivable	809,980	—	312,497
Interest receivable	1,392	5,597,167	1,737
Receivable for investments sold	—	350,863	276,389,977
Receivable for fund shares sold	—	—	91,065,700
Total assets	443,645,156	552,946,042	998,970,694
LIABILITIES:
Payable to adviser	202,247	158,093	238,870
Payable for investments purchased	—	45,840,315	276,125,738
Payable for capital shares redeemed	—	—	91,166,075
Total liabilities	202,247	45,998,408	367,530,683
NET ASSETS	$443,442,909	$506,947,634	$631,440,011
Net Assets Consists of:
Paid-in capital	$415,257,021	$554,424,256	$557,670,097
Total distributable earnings/(accumulated losses)	28,185,888	(47,476,622)	73,769,914
Total net assets	$443,442,909	$506,947,634	$631,440,011
Net assets	$443,442,909	$506,947,634	$631,440,011
Shares issued and outstanding(a)	11,400,000	11,400,000	9,525,000
Net asset value per share	$38.90	$44.47	$66.29
Cost:
Investments, at cost	$344,766,983	$493,182,305	$559,015,941

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

11

VIDENT ETFs
STATEMENTS OF OPERATIONS
For the Period Ended February 28, 2026 (Unaudited)

	Vident International Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM	Vident U.S. Equity Strategy ETFTM
INVESTMENT INCOME:
Dividend income	$5,672,815	$—	$3,106,960
Less: issuance fees	(121)	—	—
Less: dividend withholding taxes	(530,271)	—	—
Interest income	13,955	11,078,141	6,934
Total investment income	5,156,378	11,078,141	3,113,894
EXPENSES:
Investment advisory fee	1,215,634	988,951	1,590,453
Total expenses	1,215,634	988,951	1,590,453
Net investment income	3,940,744	10,089,190	1,523,441
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	52,117,816	2,521,964	(12,241,671)
In-kind redemptions	5,031,541	—	47,057,628
Foreign currency transactions	(112,608)	—	—
Net realized gain (loss)	57,036,749	2,521,964	34,815,957
Net change in unrealized appreciation (depreciation) on:
Investments	37,579,224	5,166,639	(17,217,788)
Foreign currency translation	15,529	—	—
Net change in unrealized appreciation (depreciation)	37,594,753	5,166,639	(17,217,788)
Net realized and unrealized gain (loss)	94,631,502	7,688,603	17,598,169
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 98,572,246	$ 17,777,793	$19,121,610

The accompanying notes are an integral part of these financial statements.

12

VIDENT ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Vident International Equity Strategy ETFTM		Vident U.S. Bond Strategy ETFTM
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$3,940,744	$12,633,985	$10,089,190	$18,985,408
Net realized gain (loss)	57,036,749	38,310,811	2,521,964	104,732
Net change in unrealized appreciation (depreciation)	37,594,753	34,059,455	5,166,639	(6,230,516)
Net increase (decrease) in net assets from operations	98,572,246	85,004,251	17,777,793	12,859,624
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(11,619,628)	(16,349,982)	(9,941,792)	(19,015,676)
Total distributions to shareholders	(11,619,628)	(16,349,982)	(9,941,792)	(19,015,676)
CAPITAL TRANSACTIONS:
Shares sold	—	5,457,070	30,973,210	30,357,270
Shares redeemed	(27,195,430)	(41,146,620)	—	(8,645,760)
ETF transaction fees (See Note 6)	17,504	28,004	567	665
Net increase (decrease) in net assets from capital transactions	(27,177,926)	(35,661,546)	30,973,777	21,712,175
Net increase (decrease) in net assets	59,774,692	32,992,723	38,809,778	15,556,123
NET ASSETS:
Beginning of the period	383,668,217	350,675,494	468,137,856	452,581,733
End of the period	$443,442,909	$383,668,217	$506,947,634	$468,137,856
SHARES TRANSACTIONS
Shares sold	—	200,000	700,000	700,000
Shares redeemed	(800,000)	(1,500,000)	—	(200,000)
Total increase (decrease) in shares outstanding	(800,000)	(1,300,000)	700,000	500,000

The accompanying notes are an integral part of these financial statements.

13

VIDENT ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Vident U.S. Equity Strategy ETFTM
	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
OPERATIONS:
Net investment income (loss)	$1,523,441	$3,620,526
Net realized gain (loss)	34,815,957	66,959,179
Net change in unrealized appreciation (depreciation)	(17,217,788)	20,115,116
Net increase (decrease) in net assets from operations	19,121,610	90,694,821
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,787,926)	(4,009,223)
Total distributions to shareholders	(1,787,926)	(4,009,223)
CAPITAL TRANSACTIONS:
Shares sold	94,376,347	156,824,748
Shares redeemed	(111,119,634)	(183,920,453)
ETF transaction fees (See Note 6)	—	3
Net increase (decrease) in net assets from capital transactions	(16,743,287)	(27,095,702)
Net increase (decrease) in net assets	590,397	59,589,896
NET ASSETS:
Beginning of the period	630,849,614	571,259,718
End of the period	$631,440,011	$630,849,614
SHARES TRANSACTIONS
Shares sold	1,425,000	2,550,000
Shares redeemed	(1,675,000)	(2,975,000)
Total increase (decrease) in shares outstanding	(250,000)	(425,000)

The accompanying notes are an integral part of these financial statements.

14

VIDENT INTERNATIONAL EQUITY STRATEGY ETFTM
FINANCIAL HIGHLIGHTS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$31.45	$25.98	$23.19	$22.08	$27.80	$21.54
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.33	0.99	0.81	1.01	1.34	0.78
Net realized and unrealized gain (loss) on investments(b)	8.09	5.77	2.88	1.20	(5.60)	6.34
Total from investment operations	8.42	6.76	3.69	2.21	(4.26)	7.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.97)	(1.29)	(0.90)	(1.10)	(1.46)	(0.86)
Total distributions	(0.97)	(1.29)	(0.90)	(1.10)	(1.46)	(0.86)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$38.90	$31.45	$25.98	$23.19	$22.08	$27.80
Total return(d)	27.38%	27.06%	16.20%	10.31%	−15.77%	33.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$443,443	$383,668	$350,675	$364,041	$340,074	$486,453
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
After expense reimbursement/ recoupment(e)	0.61%	0.61%	0.61%	0.61%	0.60%	0.59%
Ratio of net investment income (loss) to average net assets(e)	1.98%	3.66%	3.36%	4.53%	5.23%	3.04%
Portfolio turnover rate(d)(f)	35%	70%	64%	82%	70%	74%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

15

VIDENT U.S. BOND STRATEGY ETFTM
FINANCIAL HIGHLIGHTS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$43.75	$44.37	$42.67	$44.43	$51.96	$52.01
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.92	1.83	1.89	1.60	0.85	0.80
Net realized and unrealized gain (loss) on investments(b)	0.70	(0.62)	1.68	(1.80)	(7.23)	(0.05)
Total from investment operations	1.62	1.21	3.57	(0.20)	(6.38)	0.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.90)	(1.83)	(1.87)	(1.56)	(1.05)	(0.80)
Net realized gains	—	—	—	—	(0.10)	—
Total distributions	(0.90)	(1.83)	(1.87)	(1.56)	(1.15)	(0.80)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$44.47	$43.75	$44.37	$42.67	$44.43	$51.96
Total return(d)	3.74%	2.82%	8.61%	−0.45%	−12.41%	1.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$506,948	$468,138	$452,582	$388,256	$377,675	$415,673
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
After expense reimbursement/ recoupment(e)	0.41%	0.41%	0.41%	0.41%	0.40%	0.39%
Ratio of net investment income (loss) to average net assets(e)	4.18%	4.19%	4.39%	3.69%	1.77%	1.55%
Portfolio turnover rate(d)(f)	98%	168%	202%	185%	247%	238%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

16

VIDENT U.S. EQUITY STRATEGY ETFTM
FINANCIAL HIGHLIGHTS

	Period Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$64.54	$56.01	$48.57	$41.04	$44.58	$30.03
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.16	0.36	0.52	0.67	0.62	0.46
Net realized and unrealized gain (loss) on investments(b)	1.77	8.57	7.45	7.53	(3.56)	14.56
Total from investment operations	1.93	8.93	7.97	8.20	(2.94)	15.02
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.40)	(0.53)	(0.67)	(0.60)	(0.47)
Total distributions	(0.18)	(0.40)	(0.53)	(0.67)	(0.60)	(0.47)
ETF transaction fees per share	—	0.00(c)	—	0.00(c)	0.00(c)	—
Net asset value, end of period	$66.29	$64.54	$56.01	$48.57	$41.04	$44.58
Total return(d)	3.01%	16.01%	16.49%	20.24%	−6.66%	50.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$631,440	$630,850	$571,260	$539,182	$463,768	$427,974
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
After expense reimbursement/ recoupment(e)	0.50%	0.50%	0.50%	0.50%	0.49%	0.48%
Ratio of net investment income (loss) to average net assets(e)	0.48%	0.61%	1.02%	1.54%	1.42%	1.19%
Portfolio turnover rate(d)(f)	29%	64%	65%	167%	63%	65%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

17

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
Vident International Equity Strategy ETFTM, Vident U.S. Bond Strategy ETFTM, and Vident U.S. Equity Strategy ETFTM (individually each a “Fund” or collectively the “Funds”) are a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Vident International Equity Strategy ETFTM and the Vident U.S. Equity Strategy ETFTM is to seek to track the performance, before fees and expenses, of the Vident Core International Equity IndexTM and Vident U.S. Quality IndexTM, respectively. The Vident U.S. Bond Strategy ETFTM is actively-managed and seeks current income and long-term capital appreciation. Prior to May 9, 2025, the Vident U.S. Bond Strategy ETFTM sought to track the total return performance, before fees and expenses, of the Vident Core U.S. Bond IndexTM. Vident International Equity Strategy ETFTM commenced operations on October 29, 2013; Vident U.S. Bond Strategy ETFTM commenced operations on October 15, 2014; and Vident U.S. Equity Strategy ETFTM commenced operations on January 21, 2014.
The end of the reporting period for the Funds is February 28, 2026. The current fiscal period is the period from September 1, 2025 through February 28, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

18

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Vident International Equity Strategy ETFTM

Investments:	Level 1	Level 2	Level 3	Total
Common Stocks	$436,038,069	$—	$—	$436,038,069
Preferred Stocks	4,464,908	—	—	4,464,908
Total Investments	$440,502,977	$—	$—	$440,502,977

Refer to the Schedule of Investments for further disaggregation of investment categories.
Vident U.S. Bond Strategy ETFTM

Investments:	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$212,189,834	$—	$212,189,834
Corporate Bonds	—	198,757,465	—	198,757,465
Mortgage-Backed Securities	—	72,132,514	—	72,132,514
U.S. Government Agency Issues.	—	14,923,507	—	14,923,507
Total Investments	$—	$498,003,320	$—	$498,003,320

Refer to the Schedule of Investments for further disaggregation of investment categories.

19

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
Vident U.S. Equity Strategy ETFTM

Investments:	Level 1	Level 2	Level 3	Total
Common Stocks	$630,263,932	$—	$—	$630,263,932
Total Investments	$630,263,932	$—	$—	$630,263,932

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Cash and Cash Equivalents. Cash and cash equivalents include cash and overnight investments in interest bearing demand deposits with a financial institution. Amounts swept overnight are available on the next business day.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Securities Purchased or Sold on a Forward-Commitment Basis. Vident U.S. Bond Strategy ETFTM may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction. In order to better define contractual rights and to secure rights that will help the Fund mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust or cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. In connection with this ability, the Fund may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Fund realizes gains and losses on these transactions.

20

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
The value of TBA commitments on the Statement of Assets and Liabilities for the Vident U.S. Bond Strategy ETFTM as of the end of the current fiscal period is as follows:
Statement of Assets and Liabilities - Values of TBA Commitments as of the end of the current fiscal period

	Asset
	Location	Value
TBA Commitments - Credit/interest rate risk	Investments, at value	$45,488,663

	Liabilities
	Location	Value
TBA Commitments - Credit/interest rate risk	Payable for investments purchased	$45,840,315

The effect of TBA Commitments on the Statement of Operations for the current fiscal period

Amount of Realized Gain (Loss) on TBA Commitments Recognized in Income		Change in Unrealized Appreciation (Depreciation) Recognized in Income
	Investments in Securities		Investments in Securities
TBA Commitments	$337,111	TBA Commitments	$(24,404)

The average monthly value of TBA Commitments during the current fiscal period was $43,071,139.
OFFSETTING ASSETS AND LIABILITIES
The Vident U.S. Bond Strategy ETFTM is subject to various MSFTAs, which govern the terms of certain transactions with select counterparties. The MSFTAs allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MSFTAs also specify collateral posting arrangements at prearranged exposure levels. Under the MSFTAs, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MSFTAs with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of MSFTAs.
The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the current fiscal period.
OFFSETTING ASSETS AND LIABILITIES
Liabilities

Description/Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities
TBA Commitments
Banc of America Securities, LLC	$23,900,010	$—	$23,900,010
Goldman Sachs & Company, LLC	7,695,574	—	7,695,574
Wells Fargo Securities, LLC	14,244,731	—	14,244,731
	$45,840,315	$—	$45,840,315

21

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)

	Gross Amounts not offset in the Statement of Assets and Liabilities
Description/Counterparty	Financial Instruments	Collateral Pledged	Net Amount
TBA Commitments
Banc of America Securities, LLC	$(23,900,010)	$—	$—
Goldman Sachs & Company, LLC	(6,785,574)	(910,000)	—
Wells Fargo Securities, LLC	(13,444,731)	(800,000)	—
	$(44,130,315)	$(1,710,000)	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
E.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
F.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Withholding taxes on foreign dividends and foreign taxes on capital gains have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from the Funds’ investments in real estate investment trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.
G.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid at least on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

22

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
H.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

I.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

J.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

K.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended August 31, 2025 the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Vident International Equity Strategy ETFTM	$(4,975,495)	$4,975,495
Vident U.S. Bond Strategy ETFTM	(201,511)	201,511
Vident U.S. Equity Strategy ETFTM	(69,133,562)	69,133,562

L.
Segment Reporting. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Enterprise Risk Committee, who collectively serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

M.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Vident Asset Management (the “Adviser”) serves as the investment adviser to the Funds and index provider to the Vident International Equity Strategy ETFTM and Vident U.S. Equity Strategy ETFTM. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). For services provided to the Funds, Vident International Equity Strategy ETFTM pays the Adviser 0.61%, Vident U.S. Bond Strategy ETFTM pays the Adviser 0.41% and Vident U.S. Equity Strategy ETFTM pays the Adviser 0.50% at an annual rate based on each Fund’s average daily net assets.

23

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
ALPS Distributors, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Strategy ETFTM	$139,803,691	$153,797,604
Vident U.S. Bond Strategy ETFTM	428,689,017	435,018,190
Vident U.S. Equity Strategy ETFTM	185,799,040	186,411,500

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Vident International Equity Strategy ETFTM	$—	$19,949,952
Vident U.S. Bond Strategy ETFTM	27,375,411	—
Vident U.S. Equity Strategy ETFTM	94,251,733	111,001,111

There were no purchases or sales of U.S. Government securities in Vident International Equity Strategy ETFTM or Vident U.S. Equity Strategy ETFTM during the current fiscal period. Included in the amounts for Vident U.S. Bond Strategy ETFTM there were $283,172,178 of purchases and $54,872,761 of sales of U.S. Government securities during the current fiscal period.
NOTE 5 – INCOME TAX INFORMATION
The amount and tax character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

24

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2025, were as follows:

	Vident International Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM	Vident U.S. Equity Strategy ETFTM
Tax cost of Investments	$325,047,836	$461,842,499	$543,412,791
Gross tax unrealized appreciation	$70,631,082	$9,494,747	$98,777,215
Gross tax unrealized depreciation	(15,853,440)	(10,753,091)	(11,198,222)
Net tax unrealized appreciation/(depreciation)	54,777,642	(1,258,344)	87,578,993
Undistributed ordinary income.	8,063,738	953,609	809,479
Undistributed long-term capital gain	—	—	—
Other accumulated gain (loss)	(121,608,110)	(55,007,888)	(31,952,242)
Distributable earnings/(accumulated deficit)	$(58,766,730)	$(55,312,623)	$56,436,230

The differences between book and tax-basis cost are attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2025, the Funds did not elect to defer any post- October capital losses or late-year ordinary losses.
As of August 31, 2025, the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Vident International Equity Strategy ETFTM	$121,594,440	$—
Vident U.S. Bond Strategy ETFTM	29,499,956	25,507,932
Vident U.S. Equity Strategy ETFTM	31,952,242	—

During the fiscal year ended August 31, 2025, the Funds utilized the following capital loss carryforwards that were available as of August 31, 2024:

	Short-Term	Long-Term
Vident International Equity Strategy ETFTM	$7,312,572	$19,612,493
Vident U.S. Bond Strategy ETFTM	—	—
Vident U.S. Equity Strategy ETFTM	—	—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2025, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Strategy ETFTM	$16,349,982	$—
Vident U.S. Bond Strategy ETFTM	19,015,676	—
Vident U.S. Equity Strategy ETFTM	4,009,223	—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2024, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Strategy ETFTM	$13,529,647	$—
Vident U.S. Bond Strategy ETFTM	17,916,415	—
Vident U.S. Equity Strategy ETFTM	5,728,087	—

25

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
NOTE 6 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Strategy ETFTM charges $5,000; Vident U.S. Bond Strategy ETFTM and Vident U.S. Equity Strategy ETFTM each charge $500 for the standard fixed transaction fee, payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee payable to each Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% in Vident International Equity Strategy ETFTM and Vident U.S. Equity Strategy ETFTM and up to a maximum of 3% in Vident U.S. Bond Strategy ETFTM as a percentage of the value of the Creation Units subject to the transaction.
Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Transactions sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges.
NOTE 7 – RISKS
Sector Risk. To the extent a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Geopolitical Risk (Vident International Equity Strategy ETFTM only). Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. Each of the foregoing may negatively impact the Fund’s investments.
Russia/Ukraine Conflict Risk (Vident International Equity Strategy ETFTM only). On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

26

VIDENT ETFs
NOTES TO FINANCIAL STATEMENTS
February 28, 2026 (Unaudited)(Continued)
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the current fiscal period, Blue Trust, Inc., as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

27

VIDENT ETFs
TAX INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME
For the year ended August 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Strategy ETFTM	60.72%
Vident U.S. Bond Strategy ETFTM	0.00%
Vident U.S. Equity Strategy ETFTM	100.00%

DIVIDENDS RECEIVED DEDUCTION
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2025 was as follows:

Vident International Equity Strategy ETFTM	0.26%
Vident U.S. Bond Strategy ETFTM	0.00%
Vident U.S. Equity Strategy ETFTM	100.00%

SHORT-TERM CAPITAL GAIN
For the year ended August 31, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Strategy ETFTM	0.00%
Vident U.S. Bond Strategy ETFTM	0.00%
Vident U.S. Equity Strategy ETFTM	0.00%

FOREIGN TAX CREDIT PASS THROUGH
Pursuant to Section 853 of the Internal Revenue code, the Funds designated the following amounts as foreign taxes paid for the year ended August 31, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Vident International Equity Strategy ETFTM	$2,095,383	$0.17175270	100.00%
Vident U.S. Bond Strategy ETFTM	—	—	—
Vident U.S. Equity Strategy ETFTM	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

28

VIDENT ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

29

Vident ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)
Vident U.S. Bond Strategy ETF (VBND)
Vident International Equity Strategy ETF (VIDI)
Vident U.S. Equity Strategy ETF (VUSE)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 8-9, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Vident Advisory, LLC d/b/a Vident Asset Management (the “Adviser”) and the Trust, on behalf of Vident U.S. Bond Strategy ETF, Vident International Equity Strategy ETF, and Vident U.S. Equity Strategy ETF (each, a “Fund” and, collectively, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser; (ii) the historical performance of each Fund relative to its underlying index and/or benchmark, as applicable; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative performance, fee, and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Funds as well as investment adviser or sub-adviser to other series of the Trust, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, Adviser representatives provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds as well as investment advisory and sub-advisory services to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including monitoring the Funds’ adherence to their investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as an index-based fund or, in the case of the Vident U.S. Bond Strategy ETF, as an actively managed fund. In particular, the Board considered that the Vident U.S. Bond Strategy ETF changed from an index-based fund to an actively managed fund effective May 9, 2025, which in turn changed the nature and extent of the investment advisory services provided

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Vident ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
by the Adviser to that Fund. Additionally, the Board considered that each index-based Fund’s underlying index was created by the Adviser’s former parent company, and the Adviser now serves as index provider to each of those Funds.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended June 30, 2025, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in each Fund’s Morningstar category – US Fund Intermediate Core-Plus Bond, US Fund Foreign Large Value, and US Fund Mid-Cap Value, respectively (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment strategies to the relevant Fund.
In addition, the Board noted that, for each applicable period ended June 30, 2025, each index-based Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that each index-based Fund tracked its underlying index closely and in an appropriate manner.
Vident U.S. Bond Strategy ETF: In considering the Fund’s performance, the Board noted that the Fund changed from an index-based fund to an actively managed fund effective May 9, 2025. As a result, the Fund’s performance for each period ended June 30, 2025, reflects the Fund’s performance as an index-based fund for all but the last seven weeks of each period. With this in mind, the Board noted that the Fund performed in line with its underlying index prior to its changes in strategy but slightly underperformed its broad-based benchmark, the FTSE Broad Investment Grade Bond Index, over the one-year period ended June 30, 2025, despite outperforming the same benchmark over the three-year, five-year, and since inception periods. The FTSE Broad Investment Grade Bond Index tracks the performance of the U.S. Dollar-denominated bonds issued in the U.S. investment-grade bond market. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund provides more diversified exposure to the U.S. bond market, including exposure to non-investment grade bonds excluded from the benchmark.
The Board then noted that, for the one-year period ended June 30, 2025, the Fund slightly underperformed the median return of its Peer Group and Category Peer Group, but the Fund performed in line with the funds in its Peer Group and Category Peer Group over the three-, five-, and ten-year periods. The Board took into consideration that only a small percentage of the ETFs in the Peer Group are classified as intermediate core-plus bond ETFs; whereas, the Fund seeks to diversify its exposure to interest rate risks and credit risks across all core U.S. bond sectors based on sector valuations, historical relative valuations across sectors, sector default rates, and other quantitative factors. The Board also noted that the Fund underperformed all of the Funds in its Selected Peer Group over the one-year period but generally performed within the range of Selected Peer Group funds over the three-, five-, and ten-year periods. The Board considered that although the Fund tracked an index until May 9, 2025, the funds included in the Selected Peer Group were exclusively actively managed ETFs and each had a similar investment objective, investment universe, and number of holdings.
Vident International Equity Strategy ETF: The Board noted that the Fund outperformed its broad-based benchmark, the MSCI AC World Index ex-USA Net, over the one-year period ended June 30, 2025, but underperformed the same benchmark over the three-year, five-year, and since inception periods. The Board further noted that the Fund outperformed two additional benchmarks, the Morningstar Global Markets ex-US Large-Mid Cap Net Return Index and the Morningstar Global Markets ex-US Net Return Index, over the one-, three-, and five-year periods, but slightly underperformed those same benchmarks over the since inception period. When comparing the returns, the Board considered that the Morningstar Global Markets ex-US Large-Mid Cap Net Return Index measures the performance of large- and mid-cap stocks in developed and emerging markets outside of the United States and the Morningstar Global Markets ex-US Net Return Index measures the performance of large-, mid-, and small-cap stocks in developed and emerging markets outside of the United States; whereas, the Fund’s underlying index has similar international equity exposure but also employs a multi-factor model to score and rank individual stocks, applies other screening criteria, and then selects and weights components based on investability factors.

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Vident ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
The Board then noted that, for the one-year period ended June 30, 2025, the Fund slightly outperformed the median return of its Category Peer Group but slightly underperformed the median return of its Peer Group. The Board further noted that the Fund performed in line with the funds in its Peer Group and Category Peer Group over the three-, five-, and ten-year periods. The Board also noted that the Fund performed within the range of ETFs in its Selected Peer Group over the one-, three-, five- and ten-year periods. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as a mix of actively managed ETFs and ETFs with active-like index methodologies that each have a similar investment objective, investment universe, and number of holdings.
Vident U.S. Equity Strategy ETF: The Board noted that the Fund outperformed its broad-based benchmark, the S&P 500 Index, and an additional benchmark, the Morningstar U.S. Market Total Return Index, over the one- and five-year periods, but underperformed both benchmarks over the three-year and since inception periods. The S&P 500 Index provides an indication of the performance of U.S. large-cap companies, and the Morningstar U.S. Market Total Return Index measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. In comparing the Fund’s performance to that of the benchmarks, the Board noted that the Fund’s underlying index has similar U.S. equity exposure but also employs a multi-factor model to score and rank individual stocks based on certain quality and momentum factors, applies corporate governance screening criteria, and then selects and weights components based on these and other factors.
The Board then noted that, for the one-, three- and ten-year periods ended June 30, 2025, the Fund outperformed the median return of its Category Peer Group but underperformed the median return of its Peer Group. The Board further noted that the Fund outperformed the median return of its Peer Group and Category Peer Group over the five-year period. The Board also noted that the Fund outperformed nearly all of the funds in its Selected Peer Group over each of the one-, three-, five-, and ten-year periods. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as a mix of actively managed and index-based ETFs that each have a similar investment objective, investment universe, investment philosophy, quantitative approach to security selection, and number of holdings.
Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of the Adviser’s own fee and resources.
The Board noted that each Fund’s net expense ratio was equal to its unified fee. The Board then compared each Fund’s net expense ratio to that of its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group. The Board noted that each Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in its Peer Group and lower than the median net expense ratio of funds in its Category Peer Group. In addition, the Board noted that each Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
The Board also considered the expense ratio of the Vident U.S. Bond Strategy ETF in light of its change from an index-based to actively managed strategy effective May 9, 2025, noting that the Fund’s management fee remains fair and reasonable despite the change in investment objective and strategy.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board also considered each Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that each Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board concluded, however, that each Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. The Board also noted its intention to

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Vident ETFs
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS (Unaudited)(Continued)
monitor fees as a Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of a Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/6/2026

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	5/6/2026

* Print the name and title of each signing officer under his or her signature.